Finance income and expenses	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Finance income and expenses	Finance income and expenses
Finance income for the three and six months ended June 30, 2023 and 2022 is comprised of:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$	$	$	$
Interest on acquisition related consideration	20	39	36	55
Interest on lease obligations	53	69	112	144
Interest income	(2,479)	(443)	(4,721)	(553)
Bank fees and other	—	2	—	2
	(2,406)	(333)	(4,573)	(352)